UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30,2006

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-Jul-06

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          114

Form 13F Information Table Value Total:      $131,806

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2113 26156.000SH       SOLE                  750.000         25456.000
                                                               126 1560.000 SH       DEFINED 0001091923                     1560.000
AFLAC Inc.                     COM              001055102     3990 86081.000SH       SOLE                 2130.000         84376.000
                                                               132 2850.000 SH       DEFINED 0001091923                     2850.000
Abbott Laboratories            COM              002824100      231 5300.000 SH       SOLE                                   5300.000
                                                                44 1000.000 SH       DEFINED 0001091923                     1000.000
Alltel Corp                    COM              020039103     2644 41420.000SH       SOLE                 1375.000         40195.000
                                                                38  600.000 SH       DEFINED 0001091923                      600.000
American Express Co.           COM              025816109     2971 55826.223SH       SOLE                 1730.000         54421.223
                                                                82 1545.000 SH       DEFINED 0001091923                     1545.000
Amgen                          COM              031162100      215 3300.000 SH       SOLE                                   3300.000
                                                                16  250.000 SH       DEFINED 0001091923                      250.000
Amsouth Bancorporation         COM              032165102     1884 71220.000SH       SOLE                 2900.000         68720.000
                                                                65 2475.000 SH       DEFINED 0001091923                     2475.000
Auto Data Processing           COM              053015103     2196 48425.342SH       SOLE                 1600.000         46950.342
                                                                70 1550.000 SH       DEFINED 0001091923                     1550.000
Bank of America Corp.          COM              060505104     3936 81836.000SH       SOLE                 2050.000         79986.000
                                                              1538 31975.000SH       DEFINED 0001091923                    31975.000
Bear Stearns Cos. Inc.         COM              073902108     3196 22815.000SH       SOLE                  800.000         22090.000
                                                                56  400.000 SH       DEFINED 0001091923                      400.000
Becton, Dickinson & Company    COM              075887109     1985 32470.070SH       SOLE                 1425.000         31245.070
                                                                37  600.000 SH       DEFINED 0001091923                      600.000
C.R. Bard Inc.                 COM              067383109     2406 32840.000SH       SOLE                 1300.000         31815.000
                                                                71  975.000 SH       DEFINED 0001091923                      975.000
Cisco Systems, Inc.            COM              17275R102      868 44465.000SH       SOLE                 2025.000         42440.000
                                                                 6  300.000 SH       DEFINED 0001091923                      300.000
Cohen Steers Realty Ishares    COM              464287564      484 5772.000 SH       SOLE                                   5772.000
                                                                23  280.000 SH       DEFINED 0001091923     80.000           200.000
Colgate Palmolive              COM              194162103      347 5800.000 SH       SOLE                                   5800.000
Danaher Corp.                  COM              235851102     3642 56629.000SH       SOLE                 1675.000         55104.000
                                                               135 2095.000 SH       DEFINED 0001091923                     2095.000
Disney (Walt) Holding Co.      COM              254687106     2364 78810.000SH       SOLE                 2425.000         76635.000
                                                               167 5580.000 SH       DEFINED 0001091923                     5580.000
Ecolab Inc.                    COM              278865100     2425 59747.000SH       SOLE                 2475.000         57497.000
                                                                48 1175.000 SH       DEFINED 0001091923                     1175.000
Electronic Arts, Inc.          COM              285512109     1018 23660.000SH       SOLE                  900.000         22860.000
                                                                32  750.000 SH       DEFINED 0001091923                      750.000
Emerson Electric Company       COM              291011104      264 3154.000 SH       SOLE                                   3154.000
Expeditor Intl, Wash           COM              302130109      157 2800.000 SH       SOLE                                   2800.000
                                                                50  900.000 SH       DEFINED 0001091923                      900.000
Exxon Mobil Corp.              COM              30231G102     4287 69881.349SH       SOLE                 1100.000         68981.349
                                                               516 8410.000 SH       DEFINED 0001091923                     8410.000
Federal Express Corporation    COM              31428X106     3063 26215.000SH       SOLE                  600.000         25665.000
                                                                38  325.000 SH       DEFINED 0001091923                      325.000
First Data                     COM              319963104     2370 52630.000SH       SOLE                 1350.000         51405.000
                                                                68 1500.000 SH       DEFINED 0001091923                     1500.000
Fiserv Inc.                    COM              337738108     2366 52150.000SH       SOLE                 2200.000         50300.000
                                                                66 1450.000 SH       DEFINED 0001091923                     1450.000
General Electric Co.           COM              369604103     3954 119971.207SH      SOLE                 2800.000        117871.207
                                                               468 14195.000SH       DEFINED 0001091923                    14195.000
GlaxoSmithKline ADR            ADR              37733W105      687 12318.000SH       SOLE                                  12318.000
                                                               172 3076.000 SH       DEFINED 0001091923                     3076.000
Goldman Sachs Natural Resource COM              464287374      879 8830.000 SH       SOLE                                   8830.000
                                                                57  575.000 SH       DEFINED 0001091923                      575.000
Hess Corporation               COM              42809h107      907 17160.000SH       SOLE                 1995.000         15465.000
                                                                60 1140.000 SH       DEFINED 0001091923                     1140.000
Home Depot                     COM              437076102     2308 64492.881SH       SOLE                 1650.000         63242.881
                                                                60 1670.000 SH       DEFINED 0001091923                     1670.000
Huntington Bancshares          COM              446150104      206 8719.000 SH       SOLE                                   8719.000
Intel Corp                     COM              458140100     1519 79970.000SH       SOLE                 3075.000         77170.000
                                                                73 3845.000 SH       DEFINED 0001091923                     3845.000
Johnson & Johnson              COM              478160104     1927 32160.000SH       SOLE                 1100.000         31135.000
                                                                72 1200.000 SH       DEFINED 0001091923                     1200.000
Johnson Controls Inc.          COM              478366107     2171 26406.000SH       SOLE                 1200.000         25506.000
                                                                53  650.000 SH       DEFINED 0001091923                      650.000
L 3 Communications Holdings, I COM              502424104     1683 22312.000SH       SOLE                  850.000         21562.000
                                                                40  525.000 SH       DEFINED 0001091923                      525.000
MSCI EAFE Ishares              COM              464287465     3239 49541.000SH       SOLE                                  49541.000
                                                               209 3190.000 SH       DEFINED 0001091923     90.000          3100.000
MSCI Emerging Markets Ishares  COM              464287234     2181 23228.000SH       SOLE                                  23228.000
                                                               113 1208.000 SH       DEFINED 0001091923     33.000          1175.000
Marriott Intl Inc New CL A     COM              571903202      305 8000.000 SH       SOLE                                   8000.000
McGraw-Hill Inc.               COM              580645109     3509 69866.000SH       SOLE                 2325.000         68141.000
                                                               146 2900.000 SH       DEFINED 0001091923                     2900.000
P P G Industries Inc.          COM              693506107     1869 28325.000SH       SOLE                  925.000         27400.000
                                                                51  775.000 SH       DEFINED 0001091923                      775.000
PepsiCo Inc.                   COM              713448108     2901 48326.000SH       SOLE                 1795.000         47051.000
                                                               464 7725.000 SH       DEFINED 0001091923                     7725.000
Pfizer Inc.                    COM              717081103      209 8890.000 SH       SOLE                                   8890.000
                                                               150 6395.000 SH       DEFINED 0001091923                     6395.000
Pitney-Bowes Inc.              COM              724479100      258 6250.000 SH       SOLE                                   6250.000
Procter & Gamble Co.           COM              742718109     2078 37383.000SH       SOLE                  316.000         37188.000
                                                               280 5037.000 SH       DEFINED 0001091923                     5037.000
Quest Diagnostics              COM              74834l100     3837 64040.000SH       SOLE                 1825.000         62765.000
                                                               141 2350.000 SH       DEFINED 0001091923                     2350.000
S&P Mid Cap 400 Ishares        COM              464287507     3712 48589.000SH       SOLE                                  48589.000
                                                               195 2550.000 SH       DEFINED 0001091923    150.000          2400.000
S&P Small Cap 600 Ishares      COM              464287804     2496 40193.000SH       SOLE                                  40193.000
                                                               108 1735.000 SH       DEFINED 0001091923    135.000          1600.000
Schlumberger Ltd.              COM              806857108     4280 65741.303SH       SOLE                 2620.000         63701.303
                                                               264 4050.000 SH       DEFINED 0001091923                     4050.000
Sigma Aldrich Corp.            COM              826552101     2496 34365.000SH       SOLE                 1300.000         33215.000
                                                                93 1280.000 SH       DEFINED 0001091923                     1280.000
Southern Company               COM              842587107     3279 102321.829SH      SOLE                 2775.000        100221.829
                                                               411 12815.000SH       DEFINED 0001091923                    12815.000
Standard & Poor's 500 Dep. Rec COM              78462f103      734 5767.000 SH       SOLE                                   5767.000
                                                                21  165.000 SH       DEFINED 0001091923    165.000
Streetracks Gold Trust         COM              863307104      223 3650.000 SH       SOLE                                   3650.000
Stryker Corp.                  COM              863667101     3970 94274.000SH       SOLE                 2425.000         92499.000
                                                                54 1275.000 SH       DEFINED 0001091923                     1275.000
Tortoise Energy Infrastructure COM              89147l100     2560 89290.023SH       SOLE                 2550.000         87340.023
                                                                76 2650.000 SH       DEFINED 0001091923                     2650.000
US BANCORP DEL COM NEW         COM              902973304      247 8000.000 SH       DEFINED 0001091923                     8000.000
United Healthcare Corp.        COM              91324p102     2331 52045.000SH       SOLE                 1675.000         50520.000
                                                                60 1350.000 SH       DEFINED 0001091923                     1350.000
United Technologies Corp.      COM              913017109     3315 52270.000SH       SOLE                 1400.000         51370.000
                                                               218 3430.000 SH       DEFINED 0001091923                     3430.000
Wachovia Corp New              COM              929903102      401 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     2643 54862.000SH       SOLE                 1600.000         53687.000
                                                               102 2125.000 SH       DEFINED 0001091923                     2125.000
Walgreen Company               COM              931422109     2122 47318.000SH       SOLE                 2030.000         46038.000
                                                               154 3430.000 SH       DEFINED 0001091923                     3430.000
Weyerhaeuser Co.               COM              962166104     1096 17610.000SH       SOLE                  350.000         17385.000
                                                                59  950.000 SH       DEFINED 0001091923                      950.000